Risk Management - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase movements in discount rate on plan asset	1.00%	1.00%
Decrease movements in discount rate on plan asset	1.00%	1.00%
1% Increase	₩ 29,993	₩ 27,495
1% Decrease	29,993	27,495
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	392,392	321,930
1% Decrease	(361,359)	(283,658)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	(371,103)	(289,229)
1% Decrease	₩ 415,361	₩ 337,033